ALLIANCE VARIABLE PRODUCTS SERIES FUND QUASAR PORTFOLIO


SEMI-ANNUAL REPORT
JUNE 30, 2000
(UNAUDITED)


Investment Products Offered
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed


QUASAR PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2000 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

                                                                 PERCENT OF
COMPANY                                      U.S. $ VALUE        NET ASSETS
-------------------------------------------------------------------------------
Exar Corp.                                    $ 3,147,469            1.5%
Dycom Industries, Inc.                          3,123,400            1.5
Documentum, Inc.                                2,949,375            1.5
Black Box Corp.                                 2,945,194            1.4
SonicWALL, Inc.                                 2,835,612            1.4
MasTec, Inc.                                    2,770,503            1.4
LifePoint Hospitals, Inc.                       2,636,625            1.3
Alpharma, Inc.                                  2,595,825            1.3
Iron Mountain, Inc.                             2,563,600            1.3
Fairchild Semiconductor Corp.                   2,527,200            1.2
                                              $28,094,803           13.8%


1


QUASAR PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2000 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS-91.5%
TECHNOLOGY-32.4%
COMMUNICATIONS EQUIPMENT-2.0%
Digital Microwave Corp. (a)                      34,000     $  1,296,250
Exfo Electro-Optical Engineering, Inc.            2,700          118,463
New Focus, Inc. (a)                              10,600          870,525
Stanford Microdevices, Inc. (a)                  17,000          738,438
Westell Technologies, Inc. (a)                   66,200          993,000
                                                             ------------
                                                               4,016,676

COMPUTER PERIPHERALS-1.1%
Informatica Corp. (a)                            26,900        2,204,119

COMPUTER SOFTWARE & SERVICES-10.1%
Active Software, Inc. (a)                        19,200        1,491,600
Actuate Software Corp. (a)                       35,000        1,868,125
BackWeb Technologies, Ltd. (Israel) (a)          66,200        1,514,325
Business Objects, SA (ADR) (France) (a)          19,400        1,709,625
Documentum, Inc. (a)                             33,000        2,949,375
eLoyalty Corp. (a)                               69,200          882,300
Interwoven, Inc. (a)                             15,000        1,649,766
Macrovision Corp. (a)                            37,100        2,371,502
Micromuse, Inc. (a)                               8,900        1,472,811
NetIQ Corp. (a)                                  25,700        1,532,362
Pivotal Corp. (a)                                49,800        1,170,300
Precise Software Solutions, Ltd.                    400            9,600
Watchguard Technologies, Inc. (a)                36,200        1,988,737
                                                             ------------
                                                              20,610,428

CONTRACT MANUFACTURING-1.2%
DDi Corp. (a)                                    83,400        2,376,900

INTERNET-1.6%
DigitalThink, Inc. (a)                           19,800          710,325
Excalibur Technologies Corp. (a)                 24,400          974,475
NetRatings, Inc. (a)                              4,500          115,312
Niku Corp. (a)                                   22,400          756,000
Selectica, Inc. (a)                               6,000          420,375
Virage, Inc. (a)                                 15,500          279,969
                                                             ------------
                                                               3,256,456

NETWORKING SOFTWARE-2.5%
PC-Tel, Inc. (a)                                 25,100          953,800
Predictive Systems, Inc. (a)                     31,400        1,128,438
SonicWALL, Inc. (a)                              32,200        2,835,612
Stratos Lightwave, Inc. (a)                       4,500          125,438
                                                             ------------
                                                               5,043,288

SEMI-CONDUCTOR CAPITAL EQUIPMENT-4.7%
Credence Systems Corp. (a)                       41,500        2,290,281
Intersil Holding Corp. (a)                       40,700        2,200,344
ISS Group, Inc. (a)                              21,900        2,162,283
MKS Instruments, Inc. (a)                        32,700        1,279,388
Varian Semiconductor
Equipment Associates, Inc. (a)                   25,000        1,570,312
                                                             ------------
                                                               9,502,608

SEMI-CONDUCTOR COMPONENTS-5.6%
Elantec Semiconductor, Inc. (a)                  23,700        1,650,112
Fairchild Semiconductor Corp. (a)                62,400        2,527,200
International Rectifier Corp. (a)                39,100        2,189,600
Marvell Technology Group Ltd. (a)                 4,500          256,500
Metron Tech NV (a)                               23,700          298,842
SCG Holding Corp. (a)                            44,000          962,500
Semtech Corp. (a)                                27,600        2,110,969
TelCom Semiconductor, Inc. (a)                   36,400        1,469,650
                                                             ------------
                                                              11,465,373

MISCELLANEOUS-3.6%
Aeroflex, Inc. (a)                               21,000        1,043,437
Amphenol Corp. Cl.A (a)                          23,500        1,555,406
Exar Corp. (a)                                   36,100        3,147,469
PRI Automation, Inc. (a)                         22,900        1,497,445
StorageNetworks, Inc. (a)                         1,300          117,325
                                                             ------------
                                                               7,361,082
                                                             ------------
                                                              65,836,930

CONSUMER PRODUCTS & SERVICES-23.0%
AIRLINES-0.9%
Expeditores International of
  Washington, Inc.                               40,100        1,904,750

APPAREL-0.5%
Mens Wearhouse, Inc. (a)                         40,050          893,615

BROADCASTING & CABLE-1.1%
Classic Communications, Inc. Cl.A (a)            29,500          263,656
Westwood One, Inc. (a)                           58,700        2,003,138
                                                             ------------
                                                               2,266,794


2


                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
CELLULAR COMMUNICATIONS-1.8%
Pinnacle Holdings, Inc. (a)                      30,500     $  1,647,000
SBA Communcations Corp. Cl.A (a)                 39,700        2,061,919
                                                             ------------
                                                               3,708,919

ENTERTAINMENT & LEISURE-2.0%
Ackerley Group, Inc.                             62,900          739,075
Cinar Corp. Cl.B (ADR) (Canada) (a) (b)          40,100          280,700
Imax Corp. (a)                                   46,300        1,053,325
Penton Media, Inc.                               55,100        1,928,500
                                                             ------------
                                                               4,001,600

GAMING-0.7%
Station Casinos, Inc. (a)                        56,900        1,422,500

RETAIL - GENERAL MERCHANDISE-3.9%
BJ's Wholesale Club, Inc. (a)                    66,900        2,207,700
Freds, Inc. Class A                              21,300          383,400
Group 1 Automotive, Inc. (a)                    108,900        1,306,800
Michaels Stores, Inc. (a)                        27,300        1,250,681
MSC Industrial Direct Co., Inc. Cl.A, (a)        72,600        1,520,063
Venator Group, Inc. (a)                         119,200        1,221,800
                                                             ------------
                                                               7,890,444

MISCELLANEOUS-12.1%
Black Box Corp. (a)                              37,200        2,945,194
Career Education Corp. (a)                       28,400        1,377,400
CDW Computer Centers, Inc. (a)                   34,200        2,137,500
ChoicePoint, Inc. (a)                            33,232        1,478,824
Dycom Industries, Inc. (a)                       67,900        3,123,400
FirstService Corp. (Canada) (a)                  65,400          784,800
Insight Enterprises, Inc. (a)                    40,200        2,384,362
Iron Mountain, Inc. (a)                          75,400        2,563,600
MasTec, Inc. (a)                                 72,550        2,770,503
PC Connection, Inc. (a)                           8,000          456,000
Rent-Way, Inc. (a)                               45,700        1,333,869
TeleSpectrum Worldwide, Inc. (a)                282,400        1,288,450
West TeleServices Corp. (a)                      76,400        1,933,875
                                                             ------------
                                                              24,577,777
                                                             ------------
                                                              46,666,399

HEALTH CARE-18.2%
BIOTECHNOLOGY-6.6%
Abgenix, Inc. (a)                                 7,600          910,931
Aviron (a)                                       54,500        1,682,687
Exelixis, Inc. (a)                                8,000          267,000
Genomic Solutions, Inc. (a)                      63,700          931,613
IDEC Pharmaceuticals Corp. (a)                   17,400        2,041,237
Intermune Pharmaceuticals, Inc. (a)              28,700        1,185,669
Orchid Biosciences, Inc. (a)                     26,600        1,009,969
PRAECIS Pharmaceuticals, Inc. (a)                18,700          521,263
Tanox, Inc. (a)                                  26,200        1,239,588
Trimeris, Inc. (a)                               18,200        1,272,862
United Therapeutics Corp. (a)                    21,700        2,351,737
                                                             ------------
                                                              13,414,556

DRUGS-3.9%
Alpharma, Inc. Cl.A                              41,700        2,595,825
Jones Pharma, Inc.                               39,800        1,589,512
King Pharmaceuticals, Inc. (a)                   54,000        2,369,250
Matrix Pharmaceutical, Inc. (a)                  33,100          432,369
Shire Pharmaceuticals Group PLC (ADR)
  (United Kingdom) (a)                           18,700          970,063
                                                             ------------
                                                               7,957,019

MEDICAL PRODUCTS-1.2%
INAMED Corp. (a)                                 40,000        1,465,000
InfoCure Corp. (a)                               63,700          358,313
Physiometrix, Inc. (a)                           29,400          650,475
                                                             ------------
                                                               2,473,788

MEDICAL SERVICES-5.5%
AmeriSource Health Corp. (a)                     48,200        1,494,200
Bindley Western Industries, Inc.                 58,900        1,557,169
Hooper Holmes, Inc.                             103,100          824,800
LifePoint Hospitals, Inc. (a)                   118,500        2,636,625
Orthodontic Centers of America, Inc. (a)         65,000        1,470,625
Quest Diagnostics, Inc. (a)                      27,900        1,996,593
ResMed, Inc. (a)                                 39,600        1,059,300
                                                             ------------
                                                              11,039,312

MISCELLANEOUS-1.0%
Tektronix, Inc.                                  26,600        1,968,400
                                                             ------------
                                                              36,853,075

ENERGY-4.7%
DOMESTIC PRODUCERS-1.8%
Barrett Resources Corp. (a)                      52,800        1,607,100
Capstone Turbine Corp. (a)                       14,500          653,406
Murphy Oil Corp.                                 23,500        1,396,781
                                                             ------------
                                                               3,657,287

OIL SERVICE-0.8%
Core Laboratories NV (a)                         12,700          368,300
Santa Fe International Corp.                     36,200        1,264,737
                                                             ------------
                                                               1,633,037

PIPELINES-1.6%
Kinder Morgan, Inc.                              44,100        1,524,206
Maverick Tube Corp. (a)                          27,100          789,288
Patterson Energy, Inc. (a)                       28,700          817,950
                                                             ------------
                                                               3,131,444

MISCELLANEOUS-0.5%
Newfield Exploration Co. (a)                     26,900        1,052,463
                                                             ------------
                                                               9,474,231


3


QUASAR PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

Company                                          Shares     U.S. $ Value
-------------------------------------------------------------------------------
UTILITIES-3.9%
TELEPHONE UTILITY-1.2%
MGC Communications, Inc. (a)                     14,800      $   887,075
Millicom International Cellular, SA
  (Luxembourg) (a)                               43,900        1,536,500
                                                             ------------
                                                               2,423,575

MISCELLANEOUS-2.7%
Covad Communications Group, Inc.                 37,000          596,625
Digital Lightwave, Inc. (a)                       3,500          351,750
Dobson Communications Corp. Cl.A (a)             33,900          652,575
GT Group Telecom, Inc. Cl.B (a)                  52,900          836,481
Net2000 Communication, Inc. (a)                  95,700        1,567,088
Rural Celluar Corp. Cl.A (a)                     20,400        1,561,875
                                                             ------------
                                                               5,566,394
                                                             ------------
                                                               7,989,969

CAPITAL GOODS-3.8%
ELECTRICAL EQUIPMENT-1.2%
American Superconductor Corp. (a)                23,200        1,119,400
C&D Technologies, Inc.                           23,400        1,322,100
                                                             ------------
                                                               2,441,500

POLLUTION CONTROL-0.7%
Tetra Tech, Inc. (a)                             64,500        1,475,438

MISCELLANEOUS-1.9%
Carlisle Cos., Inc.                              22,900        1,030,500
L-3 Communications Holding, Inc. (a)             27,300        1,557,806
Mohawk Industries, Inc. (a)                      18,850          409,988
Roper Industries, Inc.                           31,700          812,312
                                                             ------------
                                                               3,810,606
                                                             ------------
                                                               7,727,544

FINANCE-3.6%
BANKING-REGIONAL-0.7%
Silicon Valley Bancshares (a)                    32,000        1,364,000

BROKERAGE & MONEY MANAGEMENT-1.1%
Legg Mason, Inc.                                 46,400        2,320,000

INSURANCE-0.8%
Reinsurance Group of America, Inc.               57,000        1,717,125

MISCELLANEOUS-1.0%
CompuCredit Corp. (a)                            66,500        1,995,000
                                                             ------------
                                                               7,396,125

BASIC INDUSTRIES-1.7%
CHEMICALS-1.0%
OM Group, Inc.                                   45,300        1,993,200

CONTAINERS-0.6%
Packaging Corp. of America (a)                  118,300        1,197,787

MINING & METALS-0.1%
Ispat International NV Cl.A (ADR)
  (Netherlands)                                  26,700          253,650
                                                             ------------
                                                               3,444,637

CONSUMER MANUFACTURING-0.2%
AUTO & RELATED-0.2%
Tower Automotive, Inc. (a)                       37,600          470,000

Total Common Stocks
  (cost $159,112,202)                                        185,858,910

SHORT-TERM INVESTMENT-10.4%
TIME DEPOSIT-10.4%
State Street Euro Dollar
  6.00%, 7/03/00
  (amortized cost $21,187,000)                  $21,187       21,187,000

TOTAL INVESTMENTS-101.9%
  (cost $180,299,202)                                        207,045,910
Other assets less liabilities-(1.9%)                          (3,936,101)

NET ASSETS-100%                                             $203,109,809


(a)  Non-income producing security.

(b)  Illiquid security valued at fair market value (see Note A).

     Glossary:
     ADR - American Depositary Receipts

     See Notes to Financial Statements.


4


QUASAR PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2000 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $180,299,202)         $207,045,910
  Cash                                                                     710
  Receivable for investment securities sold                          1,208,158
  Dividends and interest receivable                                     11,297
  Deferred organization expenses                                         5,877
  Total assets                                                     208,271,952

LIABILITIES
  Payable for investment securities purchased                        5,007,158
  Advisory fee payable                                                 108,914
  Accrued expenses                                                      46,071
  Total liabilities                                                  5,162,143

NET ASSETS                                                        $203,109,809

COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $     15,007
  Additional paid-in capital                                       175,164,336
  Accumulated net investment loss                                     (186,978)
  Accumulated net realized gain on investments                       1,370,736
  Net unrealized appreciation of investments                        26,746,708
                                                                  $203,109,809

Class A Shares
  Net assets                                                      $203,109,809
  Shares of capital stock outstanding                               15,007,231
  Net asset value per share                                       $      13.53


See Notes to Financial Statements.


5


QUASAR PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2000 (unaudited)

                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                         $   363,139
  Dividends (net of foreign tax withheld of $7,408)                    124,121
  Total investment income                                              487,260

EXPENSES
  Advisory fee                                                         861,624
  Custodian                                                             58,372
  Administrative                                                        31,500
  Audit and legal                                                       11,983
  Printing                                                               8,034
  Amortization of organization expenses                                  2,548
  Directors' fees                                                          702
  Transfer agency                                                          520
  Miscellaneous                                                          3,227
  Total expenses                                                       978,510
  Less: expenses waived and reimbursed                                (159,967)
  Net expenses                                                         818,543
  Net investment loss                                                 (331,283)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investment transactions                       3,426,368
  Net change in unrealized appreciation of investments              12,300,280
  Net gain on investments                                           15,726,648

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $15,395,365


See Notes to Financial Statements.


6


QUASAR PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS       Alliance Variable Products Series Fund
_______________________________________________________________________________

                                            Six Months Ended      Year Ended
                                             June 30, 2000        December 31,
                                              (unaudited)            1999
                                            ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment income (loss)               $   (331,283)        $    861,387
  Net realized gain on investments              3,426,368            6,765,798
  Net change in unrealized appreciation/
    depreciation of investments                12,300,280           16,149,753
  Net increase in net assets from
    operations                                 15,395,365           23,776,938

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income
    Class A                                      (657,364)            (312,237)
  Net realized gain on investments
    Class A                                    (4,601,546)                  -0-

CAPITAL STOCK TRANSACTIONS
  Net increase                                 23,362,020           55,276,395
  Total increase                               33,498,475           78,741,096

NET ASSETS
  Beginning of period                         169,611,334           90,870,238
  End of period (including
    undistributed net investment income
    of $801,669 at December 31, 1999)        $203,109,809         $169,611,334


See Notes to Financial Statements.


7


QUASAR PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2000 (unaudited)                Alliance Variable Products Series Fund
_______________________________________________________________________________

NOTE A: Significant Accounting Policies
The Quasar Portfolio (the "Portfolio") is a series of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek growth of capital by pursuing aggressive investment policies. Current income is incidental to the Portfolio's objective. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund had no operations prior to November 28, 1990. The Fund offers nineteen separately managed pools of assets which have differing investment objectives and policies. The Fund currently issues shares of the Conservative Investors Portfolio, Growth Investors Portfolio, Total Return Portfolio, Growth and Income Portfolio, Growth Portfolio, International Portfolio, Premier Growth Portfolio, Quasar Portfolio, Real Estate Investment Portfolio, Technology Portfolio, Utility Income Portfolio, Worldwide Privatization Portfolio, Global Bond Portfolio, Global Dollar Government Portfolio, High-Yield Portfolio, North American Government Income Portfolio, Short-Term Multi-Market Portfolio, U.S. Government/High Grade Securities Portfolio and Money Market Portfolio (the "Portfolios"). On January 5, 1999, the creation of a second class of shares, Class B shares, was approved by the Board of Directors. The Fund offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan. As of June 30, 2000, the following Portfolios had Class B shares issued and outstanding: Growth and Income Portfolio, Growth Portfolio, Premier Growth Portfolio, Technology Portfolio, Global Bond Portfolio, U.S. Government/High Grade Securities Portfolio and Money Market Portfolio.

The Fund offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at each Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc., are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

Securities in which the Money Market Portfolio invests are valued at amortized cost which approximates fair value, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a straight-line basis to maturity.

2. Currency Translation
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

The Portfolios isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Net realized gains and losses on foreign currency transactions represent foreign exchange gains and losses from sales and maturities of securities and forward exchange currency contracts, holdings of foreign currencies, exchange gains and losses realized between the trade and


8


                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign witholding tax reclaims recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities.

3. Organization Expenses
Organization expenses of $26,098 have been deferred and are being amortized on a straight line basis through August 2001.

4. Taxes
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. Investment Income and Investment Transactions
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Fund accretes discounts as adjustments to interest income and in the case of the Money Market Portfolio, amortizes premium as well. Investment gains and losses are determined on the identified cost basis.

6. Dividends and Distributions
Each Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually, except for dividends on the Money Market Portfolio, which are declared daily and paid monthly. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


NOTE B: Advisory Fee and Other Transactions with Affiliates
Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annualized rate of 1% of the Portfolio's average daily net assets.

During the six months ended June 30, 2000, the Adviser agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit total operating expenses on an annual basis to .95% and 1.20% of the average daily net assets for Class A and Class B shares, respectively. Expense waivers/reimbursements, if any, are accrued daily and paid monthly. For the six months ended June 30, 2000, such waivers/reimbursements amounted to $159,967.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2000, amounted to $289,791, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser, and of which $4,060 was paid to DLJ directly.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. For the six months ended June 30, 2000, the Fund paid a total of $9,000 which was allocated evenly among the Portfolios.


NOTE C: Distribution Plan
The Portfolios have each adopted a Plan for Class B shares of the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940 (each a "Plan" and collectively the "Plans"). Under the Plans, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .50% of each portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limit payments under the Plan to .25% of each Portfolio's average daily net assets attributable to Class B shares. The Plans provide that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolios are not obligated under the Plans to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distribu-


9


QUASAR PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                              Alliance Variable Products Series Fund
_______________________________________________________________________________

tor under the Plans is to compensate the Distributor for its distribution services with respect to the sale of each Portfolio's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plans are characterized by the staff of the Commission as being of the "compensation" variety.

In the event that a Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Portfolios to the Distributor with respect to the relevant Plan.

The Plan also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.


NOTE D: Investment Transactions
Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2000, were as follows:

Purchases:
Stocks and debt obligations                                       $186,332,239
U.S. government and agencies                                                -0-

Sales:
Stocks and debt obligations                                       $171,990,082
U.S. government and agencies                                                -0-

At June 30, 2000, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation                                     $ 37,737,539
Gross unrealized depreciation                                      (10,990,831)
Net unrealized appreciation                                       $ 26,746,708

1. Forward Exchange Currency Contracts
All Portfolios (except for the Global Dollar Government Portfolio, U.S. Government/High Grade Securities Portfolio and Money Market Portfolio) may enter into forward exchange currency contracts to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.

The Portfolios may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio.

Each Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having an approximate value equal to the aggregate amount of the respective portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure each Portfolio has in that particular currency contract.

At June 30, 2000, the Portfolio had no outstanding forward exchange currency contracts.

2. Option Transactions
For hedging and investment purposes, all Portfolios (except for the Money Market Portfolio) may purchase and write call options and purchase put options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is


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                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from which written options expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The Portfolio had no transactions in options written for the six months ended June 30, 2000.


NOTE E: Capital Stock
There are 20,000,000,000 shares of capital stock, $.001 par value per share of the Fund authorized divided into two classes, designated Class A and Class B. Each class consists of 10,000,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                     Six Months                    Six Months
                        Ended       Year Ended        Ended        Year Ended
                    June 30, 2000  December 31,   June 30, 2000   December 31,
                     (unaudited)       1999        (unaudited)        1999
                    ------------  -------------  --------------  --------------
Class A
Shares sold           23,465,759    18,952,076   $ 297,628,968   $ 218,586,174
Shares issued in
  reinvestment of
  dividends and
  distributions          417,374        27,705       5,258,910         312,238
Shares redeemed      (21,918,106)  (14,096,710)   (279,525,858)   (163,622,017)
Net increase           1,965,027     4,883,071   $  23,362,020   $  55,276,395


NOTE F: Concentration of Risk
Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.


NOTE G:Bank Borrowing
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended June 30, 2000.


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QUASAR PORTFOLIO
FINANCIAL HIGHLIGHTS                     Alliance Variable Products Series Fund
_______________________________________________________________________________

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                          CLASS A
                                            -----------------------------------------------------------------
                                            Six Months                                           August 5,
                                              Ended            Year Ended December 31,           1996(a) to
                                          June 30, 2000  -------------------------------------  December 31,
                                            (unaudited)      1999         1998         1997         1996
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $13.00       $11.14       $12.61       $10.64       $10.00

Income From Investment Operations
Net investment income (loss) (b)(c)             (.02)         .08          .07          .02          .04
Net realized and unrealized gain (loss)
  on investment transactions                     .94         1.82         (.49)        1.96          .60
Net increase (decrease) in net asset
  value from operations                          .92         1.90         (.42)        1.98          .64

Less: Dividends and Distributions
Dividends from net investment income            (.05)        (.04)        (.01)     (.01)-0-
Distributions from net realized gains           (.34)          -0-       (1.04)          -0-          -0-
Total dividends and distributions               (.39)        (.04)       (1.05)        (.01)          -0-
Net asset value, end of period                $13.53       $13.00       $11.14       $12.61       $10.64

Total Return
Total investment return based on
  net asset value (d)                           7.32%       17.08%       (4.49)%      18.60%        6.40%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)   $203,110     $169,611      $90,870      $59,277       $8,842

Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .95%(e)      .95%         .95%         .95%         .95%(e)
  Expenses, before waivers and
    reimbursements                              1.14%(e)     1.19%        1.30%        1.37%        4.44%(e)
  Net investment income (b)                     (.38)%(e)     .72%         .55%         .17%         .93%(e)
Portfolio turnover rate                          104%         110%         107%         210%          40%


(a)  Commencement of operations.

(b)  Net of expenses reimbursed or waived by the Adviser.

(c)  Based on average shares outstanding.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.


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                                         Alliance Variable Products Series Fund
_______________________________________________________________________________

BOARD OF DIRECTORS
John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Dr. James M. Hester (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS
Andrew Aran, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Gregory Dube, Senior Vice President
Alfred L. Harrison, Senior Vice President
Nelson Jantzen, Senior Vice President
Wayne D. Lyski, Senior Vice President
Raymond J. Papera, Senior Vice President
Peter Anastos, Vice President
Bruce K. Aronow, Vice President
Edward Baker, Vice President
Thomas J. Bardong, Vice President
Matthew Bloom, Vice President
Mark H. Breedon, Vice President
Russell Brody, Vice President
Nicholas D.P. Carn, Vice President
Paul J. DeNoon, Vice President
Joseph C. Dona, Vice President
Vicki L. Fuller, Vice President
F. Jeanne Goetz, Vice President
Gerald T. Malone, Vice President
Michael Mon, Vice President
Douglas J. Peebles, Vice President
Daniel G. Pine, Vice President
Paul C. Rissman, Vice President
Tyler J. Smith, Vice President
Jean Van De Walle, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas Manley, Controller

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS
Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

LEGAL COUNSEL
Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT
Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672


(1)  Member of the Audit Committee.


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